Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Accounting Policies [Abstract]
Subsequent Events

On January 10, 2017, the Company converted $6,000 in principle and $301 in interest on a convertible note payable into 126,023,000 shares of common stock.

On January 5, 2017, the Company issued a Convertible Redeemable Promissory Note with possible funding up to the principal amount of $335,000. The first tranche of $80,000 to be received on January 5, 2017, with a subsequent tranche of $20,000 one week later, any additional tranches will be made at the time and in the amount that is the discretion of the investor. The note bears interest at the rate of 10% and must be repaid on or October 5, 2017. The note and any accrued interest may be converted by lender into shares of Company common stock, upon issuance, at a conversion price equal to 60% of the lowest trading price during the 10-day period prior to conversion.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2016 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.

Effective May 23, 2016, the Board of Directors of Rich Pharmaceuticals, Inc. approved an increase in authorized common stock to 4,000,000,000.

On April 1, 2016 the Company converted $2,158 in principle and $39 in accrued interest into 9,766,311 shares of common stock in satisfaction of the terms of a convertible loan.

On April 4, 2016 the Company converted $4,847 in principle into 17,250,000 shares of common stock in satisfaction of the terms of a convertible loan.

On April 7, 2016 the Company converted $1,699 in principle and $51 in accrued interest into 9,722,222 shares of common stock in satisfaction of the terms of a convertible loan.

On April 14, 2016 the Company converted $4,158 in principle into 19,250,000 shares of common stock in satisfaction of the terms of a convertible loan.

On April 15, 2016 the Company converted $1,259 in principle and $59 in accrued interest into 9,766,222 shares of common stock in satisfaction of the terms of a convertible loan.

On May 25, 2016, the Company issued a convertible note payable in the amount of $30,000. The note bears 8% interest and is due on May 25, 2017. The loan becomes convertible 180 days after issuance or November 21, 2016. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 50% multiplied by the market price, which is the lowest trading prices for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.

On May 31, 2016, the Company executed a Secured Promissory Note in in favor of Computerlaw Group, LLP. The Note was also executed by Ben Chang, the CEO and a director of the Company, and his father Richard Chang, who with the Company are jointly and severally liable for repayment of the Note. The Note accrues interest at the rate of 10% and is due and payable on August 1, 2017, and may be paid at a reduced amount if paid early. The Note relates to payment terms provided by Computerlaw Group, LLP regarding the outstanding account payable by the Company to them for their defense in the litigation with Biosuccess Biotech, Co. LTD. (“Biosuccess”).

On May 31, 2016 the Company converted $828 in principle into 4,600,055 shares of common stock in satisfaction of the terms of a convertible loan.

On June 3, 2016 the Company converted $4,401 in principle into 29,340,333 shares of common stock in satisfaction of the terms of a convertible loan.

On June 7, 2016 the Company converted $9,120 in principle into 30,000,000 shares of common stock in satisfaction of the terms of a convertible loan.

On June 9, 2016, the Company completed a financing pursuant to a Securities Purchase Agreement (the “SPA”), an 8% Convertible Redeemable Promissory Note in the principal amount of $84,250 (the “First Note”), and an 8% Convertible Redeemable Promissory Note in the principal amount of $84,250 (the “Second Note”). The First and Second Note each bear interest at the rate of 8% and must be repaid on or June 8, 2017. The First Note and Second Note may be converted into shares of Company common stock at a conversion price equal to 50% of the lowest trading price during the 20-day period prior to conversion (as determined in the First Note and Second Note). The Second Note was initially paid for by the issuance of an offsetting $84,250 secured note issued to the Company provided that prior to conversion of the Second Note, the lender must have paid off the note in cash such that the Second Note may not be converted until it has been paid for in cash. The SPA, First Note and Second Note also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the First Note and Second Note in the event of such defaults.

On June 14, 2016 the Company converted $5,847 in principle into 29,235,900 shares of common stock in satisfaction of the terms of a convertible loan

On June 17, 2016 the Company converted $5,691 in principle into 28,456,150 shares of common stock in satisfaction of the terms of a convertible loan

On June 25, 2016, the Company completed a financing pursuant to a Securities Purchase Agreement (the “SPA”), an 8% Convertible Redeemable Promissory Note in the principal amount of $56,000 (the “First Note”), and an 8% Convertible Redeemable Promissory Note in the principal amount of $56,000 (the “Second Note”). The First and Second Note each bear interest at the rate of 8% and must be repaid on or June 23, 2017. The First Note and Second Note may be converted by lender into shares of Company common stock at a conversion price equal to 50% of the lowest trading price during the 20-day period prior to conversion (as determined in the First Note and Second Note). The Second Note was initially paid for by the issuance of an offsetting $56,000 secured note issued to the Company by lender, provided that prior to conversion of the Second Note, lender must have paid off the Note in cash such that the Second Note may not be converted until it has been paid for in cash. The SPA, First Note and Second Note also contain certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates under the First Note and Second Note in the event of such defaults. The Company also executed a Confession of Judgment in favor of lender regarding any event of default occurring under the First Note, the Second Note and all other convertible promissory notes issued by the Company and held by LG.

On June 25, 2016, the Company executed a Confession of Judgment in favor of LG regarding any event of default occurring under the convertible promissory notes issued by the Company and held by LG.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2016 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.